Fair Value of Financial Instruments and Interest Rate Risk - Schedule of Balance Sheet Grouping Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Level 1 | Carrying Amount
Assets
Cash and due from banks	$ 256,639	$ 282,157
Level 1 | Fair Value
Assets
Cash and due from banks	256,639	282,157
Level 3 | Carrying Amount
Assets
Loans, net excluding fair valued loans and loans held for sale	5,744,157	5,456,676
Liabilities
Deposits	7,052,180	6,948,208
Level 3 | Fair Value
Assets
Loans, net excluding fair valued loans and loans held for sale	5,734,274	5,420,963
Liabilities
Deposits	7,057,591	6,959,936
Level 2 | Carrying Amount
Assets
Accrued interest receivable	42,609	41,065
Federal Home Loan Bank stock	35,922	28,765
Liabilities
FHLB advances, related party notes payable, and other borrowings	616,389	431,902
Securities sold under repurchase agreements	161,687	217,562
Accrued interest payable	5,273	6,790
Subordinated debentures	56,083	56,083
Level 2 | Fair Value
Assets
Accrued interest receivable	42,609	41,065
Federal Home Loan Bank stock	35,922	28,765
Liabilities
FHLB advances, related party notes payable, and other borrowings	604,615	421,593
Securities sold under repurchase agreements	161,687	217,562
Accrued interest payable	5,273	6,790
Subordinated debentures	$ 56,084	$ 56,084